Provisions	12 Months Ended
Dec. 31, 2019
Provisions
Provisions

22. Provisions

	At December 31,
	2019	2018
	$'m	$'m
Current	48	83
Non-current	29	38
	77	121

		Other	Total
	Restructuring	provisions	provisions
	$'m	$'m	$'m
At January 1, 2018	25	89	114
Provided	39	103	142
Released	(17)	(24)	(41)
Paid	(26)	(67)	(93)
Exchange	(1)	—	(1)
At December 31, 2018	20	101	121
Provided	16	90	106
Released	(1)	(18)	(19)
Paid	(21)	(89)	(110)
Disposal of Food & Specialty	(9)	(11)	(20)
Exchange	—	(1)	(1)
At December 31, 2019	5	72	77

The restructuring provision relates to redundancy and other restructuring costs. Other provisions relate to probable environmental claims, customer quality claims, onerous leases and specifically in Glass Packaging North America, workers’ compensation provisions.

The provisions classified as current are expected to be paid in the next twelve months. The majority of the restructuring provision is expected to be paid in 2020. The remaining balance represents longer term provisions for which the timing of the related payments is subject to uncertainty.